Property, Software and Equipment, Net - Schedule of Software and Equipment, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total		$ 46,469	$ 37,393
Less: accumulated depreciation		(18,805)	(14,927)
Software and equipment, net		27,664	22,466
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total	[1]	31,534	22,410
Electronic equipment [Member[
Property, Plant and Equipment [Line Items]
Total		13,209	13,161
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total		828	891
Building [Member]
Property, Plant and Equipment [Line Items]
Total		691	711
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Total		185	180
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total		$ 22	$ 40

[1]	In 2022, hybrid cloud platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide auto eInsurance service and auto service to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.